CERTIFICATION
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), Neuberger Berman Income Funds (1933 Act File No. 002-85229; 1940 Act File No. 811-03802) (“Registrant”) hereby certifies (a) that the forms of the prospectuses and statement of additional information that would have been filed under Rule 497(c) under the 1933 Act with respect to Neuberger Berman Core Bond Fund, Neuberger Berman Emerging Markets Debt Fund, Neuberger Berman Floating Rate Income Fund, Neuberger Berman High Income Bond Fund, Neuberger Berman Municipal High Income Fund, Neuberger Berman Municipal Impact Fund,  Neuberger Berman Municipal Intermediate Bond Fund, Neuberger Berman Short Duration Bond Fund, and Neuberger Berman Strategic Income Fund, each a series of the Registrant, would not have differed from those contained in Post-Effective Amendment No. 144 to the Registrant’s Registration Statement (“Amendment No. 144”) and (b) that Amendment No. 144 was filed electronically.

Dated: March 4, 2022	By: /s/ Claudia A. Brandon Claudia A. Brandon Executive Vice President and Secretary